Note 7: Related Party Transactions	6 Months Ended
Nov. 30, 2013
Notes
Note 7: Related Party Transactions

NOTE 7: RELATED PARTY TRANSACTIONS

The officers and directors of the Company are involved in other business activities and may, in the future, become involved in other business opportunities. If a specific business opportunity becomes available, such persons may face a conflict in selecting between the Company and their other business interests. The Company has not formulated a policy for the resolution of such conflicts.

On December 20, 2007, pursuant to the terms of a subscription agreement, the Company sold 80,000,000 (post forward split) shares of common stock to Ms. Marina Karpilovski, the Company's former President and a director, for cash payment of $1,000. The issuance is deemed to be exempt under Regulation S of the Securities Act, as no advertising or general solicitation was employed in offering the securities, the offering and sale was made only to Ms. Karpilovski who is a non-U.S. citizen, and transfer was restricted by the Company in accordance with the requirements of the Securities Act.

On December 20, 2007 pursuant to the terms of a subscription agreement, the Company sold 320,000,000 (post forward split) shares of common stock to Mr. Michael Zazkis, the Company's former Secretary, Treasurer and a director, for cash payment of $4,000. The issuance is deemed to be exempt under Regulation S of the Securities Act, as no advertising or general solicitation was employed in offering the securities, the offering and sale was made only to Mr. Zazkis who is a non-U.S. citizen, and transfer was restricted by the Company in accordance with the requirements of the Securities Act.

On March 28, 2011, the Company entered into Redemption Agreement with Peter Matousek, the Company’s president and director, which provides in part for the Company to redeem from Mr. Matousek 140 million shares of the Company’s common stock at a price of $87,500 or $0.000625 per share. On May 31, 2011, Mr. Matousek assigned the Note Payable to Comtax Services, Inc.

Prior to June 1, 2011, our President, CEO and Director, Jerry G. Mikolajczyk, performed services for the Company on a consulting contract through a consulting agency, Comtax Services, Inc. (Comtax). From April 1, 2010 to February 28, 2011, Comtax charged a fixed monthly fee of $2,500, a minimum of 10 hours per month for Mr. Mikolajczyk, an aggregate of $27,500 for the 11 months for Mr. Mikolajczyk’s services to the Company. For the period March 1, 2011 to May 31, 2011, Comtax charged the Company an aggregate of $387,275 (1,106.5 hours) for the services of Mr. Mikolajczyk plus $10,974 in travel expenses Mr. Mikolajczyk incurred on behalf of the Company. On October 31, 2012, Comtax assigned the trade payables to Mr. Mikolajczyk d/b/a/ Lighthouse Investments, as unsecured Promissory Notes. The Promissory Notes, an aggregate of $398,249, are non-interest bearing with no due date. Mr. Mikolajczyk was an officer of Comtax until his resignation on May 31, 2011 and terminated his consulting contract with Comtax as of May 31, 2011 prior to accepting his executive and director positions with the Company.

The Company issued an aggregate of 142,500 shares for the period ending May 31, 2012 with an average price of $0.0518 per share to the Executive and Board pursuant to a Management and Financial Service Agreement with Mr. Peter Matousek and a Board Member Compensation Agreement with Mr. Peter Matousek, Mr. Donald Lynch, Mr. Kevin M. Grapes, Mr. Jerry G. Mikolajczyk, and Dr. William D. Spier, refer to NOTE 17: EXECUTIVE AND BOARD COMPENSATION for additional detail.

The Company issued an aggregate of 180,000 shares for the period ending May 31, 2013 with an average price of $0.01846 per share to the Board pursuant to Board Member Compensation Agreements with Mr. Peter Matousek, Mr. Jerry G. Mikolajczyk, and Dr. William D. Spier, refer to NOTE 17: EXECUTIVE AND BOARD COMPENSATION for additional detail.

On May 1, 2013, President, CEO and Director, Jerry G. Mikolajczyk, loaned to the Company $20,000 to be applied against the purchase of Series B Preferred Shares. The loan is unsecured and non-interest bearing.

The Company issued an aggregate of 90,000 shares for the six month period ending November 30, 2013 with an average price of $0.001267 per share on November 27, 2013 to the Board pursuant to Board Member Compensation Agreements with Mr. Peter Matousek, Mr. Jerry G. Mikolajczyk, and Dr. William D. Spier, refer to NOTE 17: EXECUTIVE AND BOARD COMPENSATION for additional detail.

On May 1, 2013, President, CEO and Director, Jerry G. Mikolajczyk, loaned to the Company $20,000 to be applied against the purchase of Series B Preferred Shares. The loan is unsecured and non-interest bearing.